Inventories - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cost of product revenue
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense	$ 102.4	$ 32.0